AFL - CIO HOUSING INVESTMENT TRUST Competitive Returns · Union Construction Jobs · Housing Opportunities [Fund Name] [Date], 2019

Features of the HIT

- ✓ **$6.4 billion investment grade fixed-income portfolio**
  - ✓ Open-end institutional commingled mutual fund registered under Investment Company Act of 1940 and regulated under the federal securities laws administered by the U.S. Securities and Exchange Commission
  - ✓ Monthly unit valuation and income distribution – independent third-party pricing
- ✓ **Record of consistent and competitive returns**
  - ✓ 25 out of 26 consecutive years outperforming its benchmark on a gross basis, 16 of those years on a net basis
- ✓ **Investment strategy**
  - ✓ With its focus on high credit quality multifamily mortgage securities, the portfolio is designed to seek, as compared to its benchmark, the Bloomberg Barclays US Aggregate Bond Index :
    - ✓ a higher income
    - ✓ a superior credit profile
    - ✓ a similar interest rate risk

HIT's net performance for the 1-, 3-, 5-, and 10-year periods ended June 30, 2019 was 7.90%, 2.23%, 2.84%, and 3.68%, respectively. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

AFL-CIO Housing Investment Trust *As of June 30, 2019, unless otherwise denoted* 1

History of the HIT

- ✓ Opened doors in 1984 (successor to the Mortgage Investment Trust, started in 1965).
- ✓ Created by the AFL-CIO Executive Council under President George Meany's leadership.
  - ➢ Established to encourage and assist development of lower income housing while creating employment for the construction trades
  - ➢ "A massive attack would be made to meet America's tremendous unmet housing needs", George Meany*
- ✓ **100 percent union labor requirement** for all construction related investments.



333 Harrison Apartments
San Francisco, CA



Electchester Housing Co.
Queens, NY



Teachers Village
Newark, NJ

**Letter from George Meany, President, AFL-CIO, dated March 23, 1964 regarding the establishment of a Mortgage Investment Trust and Auxiliary Housing Corporation at p.2 (the "Meany Letter"). The Meany Letter is available on the HIT's website at http://timeline.aflcio-hit.com/files/documents/meany_letter.pdf.*

AFL-CIO Housing Investment Trust 2

x HIT invested $8.4 billion nationally since inception in 1984 x Financed 523 projects in 29 states and D.C. x $15.4 billion of total development (combined HIT & third - party financing) Output Results (1984 - 2019) Total Number of Projects 523 Union Job Creation 171.1 Million Hours Total Housing Units 115,223 (67% affordable) Construction Job Wages $6.0 Billion Total Jobs Created 183,554 Total Income Generated $12.1 Billion Total Economic Impact $30.6 Billion *Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an inpu t - output based on HIT and subsidiary Building America project data. Data current as of June 30, 2019. Economic impact data is in 2018 dollars and all other figures are nominal. HIT’s History of Impact Investing* AFL - CIO Housing Investment Trust 3

Investments in the Major HIT Markets* *Source: Pinnacle Economics , Inc., and HIT. Job and economic impact figures are estimates calculated using IMPLAN, an input - output model, based on HIT and subsidiary Building America project data. The data is current as of June 30, 2019. Economic impact data is in 2018 dollars and all other figures are nominal. ^ In addition, Building America contributed NMTC allocations as follows: $8M in NYC, $21M in Boston, $10M in Chicago, $143.5M Na tionwide (1984 - 2019) New York City Boston Chicago Twin Cities Northern California Major Markets Nationwide # of Projects 66 32 51 62 23 234 523 HIT Investment $1.7 billion ^ $520.6 million^ $638.8 million^ $975.9 million $435.0 million $4.3 billion $8.4 Billion^ Total Development Cost $3.6 billion $1.4 billion $1.5 billion $1.5 billion $734.5 million $8.7 billion $15.4 billion Union Construction Hours 20.1 million 11.3 million 17.8 million 15.7 million 9.75 million 74.7 million 171.1 million Housing Units (% affordable) 41,495 (93%) 3,851 (88%) 11,727 (69%) 9,054 (49%) 3,906 (41%) 69,894 (80%) 115,223 (67%) Total Economic Impact $3.6 billion $2.4 billion $2.9 billion $3.1 billion $1.7 billion $13.7 billion $30.6 billion AFL - CIO Housing Investment Trust 4

x Documentation – 100% union requirement laid out in legal documents, signed by General Contractor and Developer. x Monitoring and Enforcement – Labor Relations ensures compliance and solves issues that may arise. x Measurement – work hours measured and reported for every project. Labor Policies Success is Measured in the Implementation AFL - CIO Housing Investment Trust 5

Zvago at Lake Superior Duluth, MN The Future of HIT under New Leadership Renewed Commitment to: x Lower Costs x Modify Investment Authorities Intended To Help Generate: » More Impact Investing » More Yield North and South Constitution Hoboken, NJ Gateway North Lynn, MA AFL - CIO Housing Investment Trust 6

Erica Khatchadourian Chief Financial Officer 20+ years experience in accounting for financial transactions, general and personnel management and policy development, with 26 years at the HIT Chang Suh Chief Executive Officer/Co - CPM 20+ years experience in the financial services industry, specializing in the commercial mortgage industry and 21 years at the HIT Nick Milano General Counsel 20+ years of experience in the financial services sector, with 9 years at the HIT Lesyllee White Chief Marketing Officer 20+ years of experience in the financial services industry, with 19 years at the HIT Michael Cook Co - Chief Portfolio Manager 15 years of experience managing, trading and structuring investments at the HIT Thalia Lankin Chief Operating Officer 20 years of experience in business development, pension investment and community development finance and 14 years at the HIT AFL - CIO Housing Investment Trust 7 Executive Leadership Team

Investor Profile: 376 Investors Plan types include pension, health & welfare, annuity, among others. AFL - CIO Housing Investment Trust 8 $2,063.16 32% $1,125.99 18% $996.50 15% $1,708.48 27% $526.63 8% Investors at a Glance (as of 6/30/2019) $ in Millions Building Trades - Local (253) Building Trades - National (25) Industrial - Other (50) Public (13) Service (35)

Important Notice . The information furnished in this report is provided as a courtesy only to assist you in your internal reviews and does not constitute a statement of your account . Unless expressly stated otherwise, the HIT makes no representations, express or implied, as to the accuracy of the information being reported . In accordance with the Investment Company Act of 1940 , as amended, the HIT files numerous reports with the Securities and Exchange Commission, including information on its performance in its annual (audited) and semi - annual (unaudited) reports and its complete schedule of portfolio holdings on Form N - PORT . Performance for Periods Ending [Date] 1 Year 3 Year 5 Year 10 Year Since Inception [Date] Net Participant Dollar - Weighted [x.xx]% [x.xx]% [x.xx]% [x.xx]% [x.xx]% Market Value of Units Held at [Date]: [$xxxxxx] Investments Since Inception: [$xxxxxx] Withdrawals Since Inception: [$xxxxxx] Income Earned Since Inception: [$xxxxxx] As of June 30, 2019, unless otherwise denoted [Fund Name] AFL - CIO Housing Investment Trust 9 HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended June 30 , 2019 was 7 . 90% , 2 . 23% , 2 . 84% , and 3 . 68% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus .

Construction securities help provide competitive returns Union pension funds invest in HIT HIT finances development projects through guaranteed securities Union workers contribute to pension funds Construction projects generate good union jobs The HIT Investment Cycle 2 3 4 5 1 AFL - CIO Housing Investment Trust 10 HIT: Cycle of Sustainable Investment

The HIT seeks to offer investors: x Competitive Returns x High Credit Quality x Highly Liquid Investment x Value Added – Collateral Benefits ▪ Union Construction Jobs ▪ Affordable Housing ▪ Economic Impact [Project Name] [Project City, State] [Project Name] [Project City, State] [Project Name] [Project City, State] [Project Name] [Project City, State] Competitive Returns and Collateral Benefits through Directly Sourced Multifamily Investments AFL - CIO Housing Investment Trust 11 Project Picture Project Picture Project Picture Project Picture

HIT Objectives and Strategy Objectives Strategy Core Competency x Generate competitive risk - adjusted fixed - income total returns versus the Bloomberg Barclays US Aggregate Bond Index. x Facilitate employment for union members in the construction trades and related industries. x Encourage the construction of housing, including affordable and workforce housing. x Specialize in directly sourced multifamily MBS that create jobs and affordable housing. x Multifamily MBS tend to provide an income advantage compared to other securities with comparable credit and interest rate risk. x Offer diversification benefits to investors by substituting prepayment - protected multifamily MBS for corporates and some Treasuries in the benchmark. x Construct and manage a portfolio with: ▪ superior credit quality ▪ higher yield ▪ similar interest rate risk relative to the Barclays Aggregate AFL - CIO Housing Investment Trust 12

INVESTMENT COMMITTEE Reviews information on all construction - related multifamily and healthcare investments for the portfolio Reviews pricing provided Approves transactions for investment or recommends transactions to Executive Committee, if required INVESTMENT MAGEMENT TEAM IDENTIFY PROJECTS Mortgage Bankers Developers Housing Finance Agencies Community Organizations Labor Community City Representatives EXECUTIVE COMMITTEE OF BOARD OF TRUSTEES Reviews and approves PORTFOLIO MANAGER Rate lock after issuance of agency (e.g., FHA/Fannie Mae/HFA) commitment INVESTMENT MANAGEMENT TEAM ANALYZE PROJECTS Development Team Financial Analysis Market Analysis Property Characteristics Project Status Labor Concurrence Third - Party Reports Site Visit UNDERWRITING Financial Analysis Market Review Mortgage Credit Sponsor/Management $75M or over under 75M Construction - Related Multifamily & Healthcare Project Investment Process AFL - CIO Housing Investment Trust 13

HIT vs. Aggregate: Risk Metrics HIT Barclays HIT Barclays Higher Credit Quality Lower Interest Rate Risk U.S. Government/ Agency/AAA/Cash 95.9% 72.2% Effective Duration 5.55 5.92 A & Below 0.00% 24.4% Convexity 0.08 0.13 Higher Yield Similar Prepayment Risk Current Yield 3.23% 3.08% Prepayment Protection 79% 73% Yield to Worst 2.77% 2. 51% No Prepayment Protection 21% 27% As of June 30, 2019 The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482 . AFL - CIO Housing Investment Trust 14

HIT Performance Relative to Benchmark 6.21% 8.32% 2.64% 3.26% 4.11% 6.02% 7.90% 2.23% 2.84% 3.68% 6.11% 7.87% 2.31% 2.95% 3.90% 4.80% 6.86% 1.70% 2.53% 3.18% 0.0% 1.0% 2.0% 3.0% 4.0% 5.0% 6.0% 7.0% 8.0% 9.0% YTD 1-year 3-year 5-year 10-year HIT Gross HIT Net Barclays Aggregate AAA Component Barclays Aggregate Annualized Total Returns vs. Benchmark and AAA Barclays Aggregate Component As of June 30, 2019 The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annu ali zed. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than th e original cost. The HIT’s current performance may be lower or higher than the performance data quoted. Performance data current to the mos t recent month - end is available from the HIT’s website at www.aflcio - hit.com. Gross performance figures do not reflect the deduction of H IT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT’s current prospectus. AFL - CIO Housing Investment Trust 15

Average Annual Total Returns vs. Benchmark The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annu ali zed. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than th e original cost. The HIT’s current performance may be lower or higher than the performance data quoted. Performance data current to the mos t recent month - end is available from the HIT’s website at www.aflcio - hit.com. Gross performance figures do not reflect the deduction of H IT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT’s current prospectus. 8.60% 12.04% 4.17% 4.59% 3.03% 5.08% 7.14% 5.68% 6.73% 6.62% 8.34% 4.71% - 1.95% 6.56% 1.58% 2.35% 3.58% 0.58% 8.21% 11.64% 3.78% 4.20% 2.64% 4.65% 6.70% 5.25% 6.28% 6.16% 7.86% 4.27% - 2.37% 6.10% 1.13% 1.94% 3.17% 0.16% 8.44% 10.25% 4.10% 4.34% 2.43% 4.33% 6.97% 5.24% 5.93% 6.54% 7.84% 4.22% - 2.02% 5.97% 0.55% 2.65% 3.54% 0.01% -3% -1% 1% 3% 5% 7% 9% 11% 13% 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 HIT Gross HIT Net Barclays Aggregate Calendar Year Returns as of Year - end AFL - CIO Housing Investment Trust As of June 30 , 2019 , unless otherwise denoted 16

-3% 0% 3% 6% 9% 12% 15% Dec-02 Jun-03 Dec-03 Jun-04 Dec-04 Jun-05 Dec-05 Jun-06 Dec-06 Jun-07 Dec-07 Jun-08 Dec-08 Jun-09 Dec-09 Jun-10 Dec-10 Jun-11 Dec-11 Jun-12 Dec-12 Jun-13 Dec-13 Jun-14 Dec-14 Jun-15 Dec-15 Jun-16 Dec-16 Jun-17 Dec-17 Jun-18 Dec-18 Jun-19 HIT Gross Barclays Aggregate HIT’s Performance Is Similar to the Benchmark HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended June 30 , 2019 was 7 . 90% , 2 . 23% , 2 . 84 % and 3 . 68% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . Rolling annual returns show a high correlation with the Barclays Aggregate, but tend to exceed the benchmark during periods of economic weakness . HIT vs. Barclays Aggregate Performance As of June 30, 2019 As of June 30, 2019, unless otherwise denoted AFL - CIO Housing Investment Trust 17

Active Risk Management x Portfolio Management Committee » Sets portfolio macro - strategy, oversees portfolio management function, monitors trading matters, and approves counterparties, among other duties x Valuation Committee » Oversees HIT’s valuation process, including review of the reliability of pricing by independent sources, appropriateness of valuation methodologies, determination of fair value under Board - approved policies and procedures, and liquidity x Investment Committee » Reviews and approves all commitments related to internally sourced construction transactions, including pricing » Board of Trustees Executive Committee also required to approve all such transactions greater than $75 million AFL - CIO Housing Investment Trust 18

High Credit Quality 96% Government/Agency/AAA/Cash 39.2% 4.1% 2.3% 51.9% 2.4% Cash & Cash Equivalents AAA Agency (including Fannie & Freddie) US Government (including Treasury, FHA & Ginnie) AA Average Quality (State Housing Bonds) Credit Quality* As of June 30, 2019 * Based on total investments and including unfunded commitments. AFL - CIO Housing Investment Trust 19

Overweight to Multifamily Sector 73% Allocation * Based on total investments and including unfunded commitments. ** Includes 5.34% FN DUS SARM allocation 15.3% 0.4% 3.4% 10.7% 61.9% 1.8% 2.4% 4.1% Short Term Treasury Construction - Related MF MBS AAA Private - Label CMBS 30 - Year SF MBS Permanent MF MBS** 15 - Year SF MBS ARMS/floaters SF MBS Sector Allocation* As of June 30, 2019 AFL - CIO Housing Investment Trust 20

Multifamily Focus: Attractive Spreads x Construction - related GNMA MBS convert to permanent MBS, with the potential for significant price appreciation . x Multifamily construction - related loan spreads remain higher than permanent loan spreads and some other high credit quality options . AFL - CIO Housing Investment Trust 21 Investment Type Effective Duration (Years) Effective Convexity Yield (%) Spread to 10 - Yr (bps) 10 Year UST 8.83 0.44 2.00% 0 GNMA Construction/Permanent 9.10 0.50 3.19% 119 GNMA Permanent 8.12 0.40 2.72% 71 Agency CMBS (gnr 2018 - 69 bc ) 9.24 0.99 2.99% 99 FNMA Multifamily 10/9.5 DUS 7.88 0.38 2.56% 56 UMBS 3.0% 30yr MBS 6.43 - 0.52 2.85% 85 Gold (Freddie Mac) 3.0% 30yr MBS 4.15 - 3.33 2.83% 83 GNMA 3.0% 30yr MBS 4.37 - 1.93 2.61% 61 Barclays AAA Corporate Index 11.21 2.33 2.78% 78 Source: HIT and Securities Dealers 20 40 60 80 100 120 140 160 Jun-17 Dec-17 Jun-18 Dec-18 Jun-19 Spreads to 10 - Year Treasury in Basis Points Historical Multifamily Spreads June 2017 - June 2019 Ginnie Mae Permanent Ginnie Mae Construction/Permanent Fannie Mae Multifamily 10/9.5 DUS As of June 30, 2019, unless otherwise noted Investment Comparison As of June 30, 2019

0 200 400 600 800 1,000 1,200 1,400 1,600 1,800 2,000 1995 1996 1997 1998 1999 2000 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 Increase in Household Formation As of June 30, 2019, unless otherwise noted x Economic, demographic and fundamental trends continued to support the multifamily market. Source: US Census Bureau and Haver Analytics (adjusted for breaks in data) Household Formation (Thousands of New Households) AFL - CIO Housing Investment Trust 22

62 63 64 65 66 67 68 69 70 Strong Demand for Multifamily Housing As of June 30, 2019, unless otherwise noted x Rental vacancy rates remained below 5% nationally, despite high levels of new supply in some markets and lower net absorption in the second quarter. x Rent growth continued to increase nationally, showing an increase of 4.3% annually in the second quarter of 2019, compared to a year earlier. U.S. commercial property prices rose 7.6% in the year ending in May. x Still difficult to access mortgage credit for some single family home buyers. x There is an affordability crisis in almost every metro market. Source: Bloomberg, Reis; chart, US Census Bureau Historical Homeownership Rate (percent) AFL - CIO Housing Investment Trust 23

Interest Rate Environment US and global yields fell in unison reflecting lower growth expectations and soft inflation pressures Yield Curve Market Inflation Expectations AFL - CIO Housing Investment Trust 24 x Interest rates on the long end of the yield curve have fallen dramatically over the year as the market expects the Federal Reserve to ease monetary policy in response to uncertain global growth and falling inflation expectations Economic Indicators 12/31/2018 3/31/2019 6/30/2019 GDP (seasonally adj. annual rate) 2.2% 3.1% n/a Unemployment Rate 3.9% 3.8% 3.7% Core Inflation (PCE) Year over Year 2.0% 1.5% 1.6% (@ 5/2019) Effective Federal Funds Rate 2.3% 2.4% 2.4% Source: Bureau of Economic Analysis, Bureau of Labor Statistics, Federal Reserve Board 2.488 2.511 2.586 2.684 3.015 2.26 2.233 2.313 2.405 2.814 1.755 1.766 1.875 2.005 2.529 1.5 1.7 1.9 2.1 2.3 2.5 2.7 2.9 3.1 2 5 7 10 30 12/31/2018 3/31/2019 6/30/2019 1.45 1.55 1.65 1.75 1.85 1.95 1.9 2 2.1 2.2 2.3 2.4 2.5 2.6 2.7 2.8 2/28/2019 3/31/2019 4/30/2019 5/31/2019 6/30/2019 10-Year Treasury Yield 5x5 Year Breakeven Inflation As of June 30, 2019, unless otherwise noted

Market Outlook x Slowing global economic growth has led to falling global long term bond yields . x GDP growth expectations continue to be revised lower with Wall Street analysts and economists calling for as much as 75 bps of Fed Fund cuts this year . And with inflation and inflation expectations running much below the Fed’s 2 % target, the Federal Reserve has room to act . x Even with the labor market healthy and consumer confidence high, business spending and the housing market are showing signs of slowing . The risk of recession, although not the base - case, has been steadily rising . x Wall Street analysts are forecasting a profit recession as they face 2 quarters of falling earnings growth . x Foreign sovereign debt yields in developed economies have hit all - time nominal lows (Germany, France, Sweden) further signaling soft inflation and growth globally . With the US nominal yields positive vs . negative yields in some markets, global support for US debt should continue . x Uncertainty around significant geopolitical risks have become elevated and will continue to weigh on markets : trade negotiations with China and geopolitical tensions such as Iran .

www.aflcio - hit.com AFL - CIO Housing Investment Trust 2401 Pennsylvania Avenue, NW, Suite 200 Washington, DC 20037 (202) 331 - 8055 [Name, Title Contact information] AFL - CIO Housing Investment Trust 26 Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . A prospectus containing more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 or by viewing the HIT’s website at www . aflcio - hit . com . The prospectus should be read carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind .